575 Madison Avenue
New York, NY 10022-2585
212.940.8800 tel
212.940.8776 fax

PETER J. SHEA
peter.shea@kattenlaw.com
212-940-6447 direct
212 894-5724 fax

April 24, 2009

VIA EDGAR

Securities and Exchange Commission
Washington, D.C. 20549

Pre-Effective Amendment No. 1 to Registration on Form S-1
ETFS Platinum Trust
Registration No.: 333-158381

Dear Ladies and Gentlemen:

     On behalf of the ETFS Platinum Trust (“Trust”) sponsored by our client, ETF Securities USA LLC, we are filing with this correspondence pre-effective Amendment No. 1 (the “Amendment”) to the Trust’s registration statement on Form S-1 (the “Registration Statement”) concerning the registration of the ETFS Physical Platinum Shares (formerly known as ETFS Platinum Shares) (the “Shares”) under the Securities Act of 1933 (the “Securities Act”). Blacklined copies of the Amendment that have been marked to show changes as against the original filing of the Registration Statement are being sent to the Commission’s Staff under separate cover. Capitalized terms used but not defined herein are used with the meanings given to them in the Amendment.

     This Amendment is being filed for the purpose of providing exhibits to the Registration Statement. As such, only the Registration Statement’s cover page, Part II and exhibits are included. The prospectus is not included in the Amendment.

     This Amendment also restates the Registration Fee Table to reflect the correct number of Shares being registered and the proposed maximum offering price per share. Please note thatthis restatement does not impact the calculation of the proposed maximum aggregate offering price or the registration fee previously paid with the original Registration Statement.

     Finally, we are supplementally providing with this correspondence draft financial statements and notes thereto. These financial statements and notes will be completed and

Securities and Exchange Commission
April 24, 2009

included in the prospectus of the Trust, together with the auditor’s report thereon, once the formation and initial seed capitalization of the Trust has occurred.

     Please do not hesitate to contact me at (212) 940-6447 or Gregory E. Xethalis at (212) 940-8587 if you have any questions or comments with respect to the foregoing.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

Cc:	Ms. Tracey McNeil
Mr. H. Roger Schwall
Mr. Fred Jheon
Mr. Greg Burgess
Ms. Kathleen Moriarty
Mr. Gregory Xethalis